Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Other Comprehensive Income Abstract
Schedule of other comprehensive income financial assets measured at fair value

Thousand of Reais	2024
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	825,610	(4,604,296)	(3,778,686)	86,437,770
Private securities	2,043,223	(429,081)	1,614,142	5,621,137
Total	2,868,833	(5,033,377)	(2,164,544)	92,058,907

Thousand of Reais	2023
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	2,533,250	(1,437,728)	1,095,522	58,841,921
Private securities	10,864	(568,948)	(558,084)	194,216
Total	2,544,114	(2,006,676)	537,438	59,036,137

Thousand of Reais	2022
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	1,460,128	(2,544,087)	(1,083,959)	54,809,740
Private securities	428,640	(52,114)	376,526	582,438
Total	1,888,768	(2,596,201)	(707,433)	55,392,178